Revenue recognition - Schedule of Unearned Revenue (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Balance at the beginning period	$ 1,630
Change, net	947
Balance at the end of period	2,577	$ 1,630
Starry, Inc [Member]
Balance at the beginning period	$ 1,630	1,169
Change, net		461
Balance at the end of period		$ 1,630